Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
REVENUE	$ 9,905	$ 8,578	$ 1,304
COST OF REVENUE	16,497	15,458	2,816
GROSS LOSS	(6,592)	(6,880)	(1,512)
OPERATING EXPENSES:
Research and development, net	26,049	26,507	17,122
Sales and Marketing	4,168	4,376	7,033
General and administrative	24,272	41,254	34,709
Goodwill impairment	7,420	50,878
Change in contingent earnout liability	(4,488)	(20,376)
Other expenses (income)	(1,424)	8,191	1,182
TOTAL OPERATING EXPENSES	55,997	110,830	60,046
OPERATING LOSS	(62,589)	(117,710)	(61,558)
REALIZED LOSS FROM SALE OF MARKETABLE SECURITIES	(178)
FINANCIAL INCOME (EXPENSES), net	1,652	789	(288)
OPERATING LOSS BEFORE INCOME TAXES	(61,115)	(116,921)	(61,846)
INCOME TAX BENEFIT	339	3,678	48
NET LOSS	$ (60,776)	$ (113,243)	$ (61,798)
BASIC LOSS PER SHARE (in Dollars per share)	$ (1.08)	$ (2.17)	$ (1.28)
THE WEIGHTED AVERAGE OF THE NUMBER OF ORDINARY SHARES (in thousands) (in Shares)	56,368	52,235	48,216
NET LOSS	$ (60,776)	$ (113,243)	$ (61,798)
Other comprehensive loss:
Reclassification of net losses realized in income statement	178
Unrealized gain (loss) from marketable securities	1,491	(1,367)	(607)
Total other comprehensive income (loss):	1,669	(1,367)	(607)
TOTAL COMPREHENSIVE LOSS	$ (59,107)	$ (114,610)	$ (62,405)